Share-Based Payment Arrangements	12 Months Ended
Dec. 31, 2024
Share-based Payment Arrangements [Abstract]
Share-based Payment Arrangements

Note 10 - Share-based Payment Arrangements

A.

On August 15, 2024, the board of directors of the Company granted 3,150 thousand options (to purchase the equivalent of 15,750 ADSs) and 3,150 thousand RSUs (equivalent to 15,750 ADSs) to employees. The options have an exercise price of USD 0.037 per one ordinary share. The options and RSUs will vest over 3 years from the date of grant. The options are exercisable for 5 years from grant date. The fair value of these options and RSUs as of the grant date was measured at USD 190 thousand.

On March 2, 2023, the board of directors of the Company granted 45 thousand options (to purchase the equivalent of 225 ADSs) and 45 thousand RSUs (equivalent to 225 ADSs) to an employee. The options have an exercise price of USD 0.198 per one ordinary share. The options and RSUs will vest over 3 years from the date of grant. The options are exercisable for 5 years from grant date. The fair value of these options and RSUs as of the grant date was measured at USD 16 thousand.

On April 24, 2023, the board of directors of the Company granted 2,732 thousand options (to purchase the equivalent of 14 thousand ADSs) and 2,732 thousand RSUs (equivalent to 14 thousand ADSs) to the Board members, subject to the approval of the shareholders, and to employees. The options have an exercise price of USD 0.190 per one ordinary share. The options and RSUs will vest over 3 years from the date of grant. The options are exercisable for 5 years from grant date. The fair value of these options and RSUs as of the grant date was measured at USD 729 thousand. The board members grant was approved by the shareholders on June 15, 2023.

On October 31, 2022, the board of directors of the Company granted 750 thousand options and 750 thousand RSUs to an employee. The options have an exercise price of USD 0.208 per one ordinary share. The options and RSUs will vest over 3 years from the date of grant. The options are exercisable for 5 years from grant date. The fair value of these options and RSUs as of the grant date was measured at USD 267 thousand.

On July 11, 2022, the board of directors of the Company granted 3,750 thousand options and 150 thousand RSUs to the new CEO, subject to approval in the annual general meeting. The options have an exercise price of USD 0.245 per one ordinary share. The options and RSUs will vest over 3 years from the date of grant. The options are exercisable for 5 years from grant date. The fair value of these options and RSUs as of the grant date was measured at USD 591 thousand. This grant was approved by the shareholders on August 25, 2022.

On May 23, 2022, the board of directors of the Company granted 6,635 thousand options and 5,885 thousand RSUs to officers and employees. The options have an exercise price of USD 0.304 per one ordinary share, and for certain employee and consultant USD 0.276 per one ordinary share eligible as from June 23, 2022. The options and RSUs will vest over 3 years from the date of grant. The options are exercisable for 5 years from grant date. The fair value of these options and RSUs as of the grant date was measured at USD 3,237 thousand.

B.	The number and weighted average exercise prices (in USD) of share options are as follows:

	Weighted average exercise price			Number of options
	2024	2023	2022	2024	2023	2022
Outstanding on January 1	0.46	0.52	0.97	19,218,783	18,468,235	7,751,303
Expired and forfeited during the year	0.84	0.54	0.82	(2,004,460)	(2,026,452)	(418,068)
Granted during the year	0.037	0.19	0.28	3,150,000	2,777,000	11,135,000
Outstanding on December 31	0.36	0.46	0.52	20,364,323	19,218,783	18,468,235
Exercisable on December 31	0.45	0.62	0.97	14,420,406	10,923,032	6,144,318

The exercise price is denominated in NIS and is re-measured using historic exchange rates. Options are exercisable to shares, each ADS represent 200 shares.

The options outstanding at December 31, 2024 had an exercise price of USD 0.037- USD 6 (2023 - USD 0.190- USD 6, 2022 -USD 0.208- USD 6), and weighted average contractual life of 2.51 years (2023 – 3.10 years, 2022 – 3.87 years).

C.	The number of RSUs are as follows:

	Number of RSUs
	2024	2023
Outstanding at January 1	5,770,750	7,857,917
Granted during the year	3,150,000	2,777,000
Forfeited during the year	(859,584)	(1,187,292)
Vested during the year	(3,142,249)	(3,676,875)
Outstanding at December 31	4,918,917	5,770,750

Each RSU is convertible to one share, each ADS represent 200 shares.

D.	The fair value of the Company’s share options granted to employees, directors and consultants, where fair value of service was not measurable, was measured using the binominal model, using the fair value of the traded warrants with similar terms, making certain adjustments to reflect the specific terms of the options based on the expected duration.

E.	The following assumptions were used:

	2024	2023
Share Price - USD	0.036	0.160-0.226
Exercise price - USD	0.037	0.19 -0.2
Expected volatility (%)	95.93	93.54-96.04
Expected duration (years)	2-2.8	2-5
Dividend yield (%)	-	-
Risk free rate interest rate (%)	3.88%	3.56%-4.31%

F.	Expenses recognized in the consolidated financial statements:

	For the year ended December 31,
	2024	2023	2022
	USD thousands
Research and development expenses	117	768	768
General and administrative expenses	465	1,107	1,644

Total share-based expense recognized	582	1,875	2,412